BALANCE SHEETS (USD $)	Aug. 31, 2014	Aug. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 387,841	$ 2,374,017
Prepaid expenses and other current assets	44,641	61,828
Total current assets	432,482	2,435,845
Property and equipment, net	83,002	148,217
Mineral properties	1,718,286	1,718,286
Deposits	61,396	111,250
TOTAL ASSETS	2,295,166	4,413,598
CURRENT LIABILITIES
Accounts payable and accrued liabilities	155,123	228,834
Accounts payable - related party	8,390
Current portion of note payable	30,458	29,007
Total current liabilities	193,971	257,841
Note payable - net of current portion and discount	260,387	290,845
Total liabilities	454,358	548,686
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, par value $0.001; 10,000,000 shares authorized, no shares issued and outstanding as of August 31, 2014 and August 31, 2013, respectively
Common stock, par value $0.01; 100,000,000 shares authorized, 37,036,916 shares issued and outstanding as of August 31, 2014 and August 31, 2013, respectively	370,370	370,370
Additional paid-in capital	30,769,086	30,001,752
Accumulated deficit	(29,298,648)	(26,507,210)
Total shareholders' equity	1,840,808	3,864,912
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,295,166	$ 4,413,598